John Hancock Funds II
601 Congress Street
Boston, MA 02210
January 6, 2012
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that (i) the forms of prospectus for China Emerging Leaders Fund Class A prospectus, Class I prospectus, and Class NAV prospectus, each dated December 28, 2011, and (ii) the form of statement of additional information for China Emerging Leaders Fund dated December 28, 2011, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the forms of prospectuses and statement of additional information contained in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 23, 2011 via EDGAR.
If you have any questions or comments, please call me at 617-663-4326.
/s/Andrew Wilkins
Andrew Wilkins
Assistant Secretary